RELATED PARTY TRANSACTIONS - Consolidated Statements of Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Trade and other receivables	€ 16,628	€ 8,454
Prepaid expenses and other assets	1,823	2,442
Trade payables and other liabilities	(19,549)	(14,357)
Deferred consideration - current	(1,176)	0
Deferred consideration - Noncurrent	(2,121)	0
Key Managerial Personnel, Board of Directors and Wild Streak and Spin Vendors
RELATED PARTY TRANSACTIONS
Trade and other receivables	8	47
Prepaid expenses and other assets		62
Trade payables and other liabilities	(2,019)	(1,986)
Deferred consideration - current	(1,176)
Deferred consideration - Noncurrent	(2,121)
Net related party receivable (payable)	€ (5,308)	€ (1,877)